Share-based Payments - Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share Based Payments [Line Items]
Cost of revenue	€ 3,906	€ 3,241	€ 2,551
Research and development	493	396	207
Sales and marketing	620	567	368
General and administrative	283	264	175
Expense From Sharebased Payment Transactions With Employees	88	65	53
Employee Share-based Payments
Disclosure Of Share Based Payments [Line Items]
Cost of revenue	3	2	1
Research and development	40	21	16
Sales and marketing	19	15	10
General and administrative	26	27	26
Expense From Sharebased Payment Transactions With Employees	€ 88	€ 65	€ 53